Nature of Business and Significant Accounting Policies (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net income (loss) attributable to CLS Holdings USA, Inc. (in Dollars)	$ (849,376)	$ 82,127	$ (1,994,412)	$ (15,890,514)	$ (30,657,973)	$ (345,472)
Weighted average number of common shares outstanding	126,548,887	128,071,067	126,535,075	126,664,839	126,390,105	128,158,080
Dilutive effect of shares issuable	0	70,000	0			0
Diluted weighted average number of common shares outstanding	126,548,887	128,141,067	126,535,075	126,664,839	126,390,105	128,158,080
Basic loss per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.13)	$ (0.24)	$ 0
Diluted loss per share (in Dollars per share)	$ (0.01)	$ 0	$ (0.02)	$ (0.13)	$ (0.24)	$ 0